Consolidated Balance Sheets		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current assets:
Cash		$ 16,415,630	$ 127,511,687	$ 92,407,813
Accounts receivable		230,984	1,794,218	2,302,436
Interest receivables		57,881	449,605	449,550
Deposits and prepayments		113,991	885,448	1,096,249
Total current assets		16,818,486	130,640,958	96,256,048
Non-current assets:
Property and equipment, net		169,163	1,314,011	1,695,006
Right-of-use assets		539,183	4,188,215	1,658,382
Long-term investment				38,647,738
Total non-current assets		708,346	5,502,226	42,001,126
Total assets		17,526,832	136,143,184	138,257,174
Current liabilities:
Accruals and other payables		89,246	693,234	1,079,000
Contract liabilities		211,645	1,644,000	1,164,000
Operating lease liabilities		155,057	1,204,436	1,746,317
Total current liabilities		455,948	3,541,670	3,989,317
Non-current liabilities:
Operating lease liabilities		394,390	3,063,509
Total non-current liabilities		394,390	3,063,509
Total liabilities		850,338	6,605,179	3,989,317
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares value				15,826	[1]
Additional paid-in capital		17,851,212	138,662,858	138,662,858
Retained earnings (Accumulated loss)		(1,176,755)	(9,140,679)	(4,410,827)
Total shareholders' equity		16,676,494	129,538,005	134,267,857
Total liabilities and shareholders' equity		17,526,832	136,143,184	138,257,174
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	1,635	12,701
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	$ 402	$ 3,125

[1]	Giving retroactive effect to the share combination at a ratio of 4:1 effected on February 6, 2025.